Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Balance, December 31, 2019	$ 75.3
Impairment loss recognized during the period	(117.9)	$ 0.0	$ 0.0
Balance, December 31, 2020	75.3	75.3
Containership Leasing [Member]
Goodwill [Line Items]
Balance, December 31, 2019	75.3
Goodwill arising from acquisition of APR Energy (note 3)	0.0
Impairment loss recognized during the period	0.0
Balance, December 31, 2020	75.3	75.3
Mobile Power Generation [Member]
Goodwill [Line Items]
Balance, December 31, 2019	0.0
Goodwill arising from acquisition of APR Energy (note 3)	117.9
Impairment loss recognized during the period	(117.9)
Balance, December 31, 2020	$ 0.0	$ 0.0